Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Borrowing Arrangements/Long-Term Debt [Abstract]
Long-term debt, net of discounts and including fair value adjustments

	2011	2010
RJR debt:
9.25%, notes due 2013	$60	$60
7.25% guaranteed, notes due 2012	—	61

Total RJR debt	60	121

RAI debt:
6.75% guaranteed, notes due 2017	797	811
7.25% guaranteed, notes due 2012	—	412
7.25% guaranteed, notes due 2013	624	623
7.25% guaranteed, notes due 2037	448	448
7.3% guaranteed, notes due 2015	199	199
7.625% guaranteed, notes due 2016	829	838
7.75% guaranteed, notes due 2018	249	249

Total RAI debt	3,146	3,580

Total long-term debt (less current maturities)	3,206	3,701
Current maturities of long-term debt	457	400

	$3,663	$4,101

Maturities of parent company and wholly owned company notes net of discount and excluding fair value adjustments

Year	RAI	RJR	Total
2012	$393	$58	$451
2013	624	60	684
2015	199	—	199
2016	773	—	773
2017 and thereafter	1,397	—	1,397

	$3,386	$118	$3,504